Discontinued Operations (Details Narrative) (Pioneer Wind Energy Systems Inc, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Pioneer Wind Energy Systems Inc
Non-cash asset impairment charge	$ 1,600
Estimated payment obligations charge	$ 600